TETON Convertible Securities Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 77.6%
	Aerospace and Defense — 0.6%
$250,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$400,874

	Airlines — 1.4%
720,000	Southwest Airlines Co., 1.250%, 05/01/25	868,342

	Aviation: Parts and Services — 0.8%
500,000	Kaman Corp., 3.250%, 05/01/24	480,425

	Business Services — 3.0%
480,000	2U Inc., 2.250%, 05/01/25(a)	716,861
1,000,000	Perficient Inc., 2.375%, 09/15/23	1,167,754

		1,884,615

	Cable and Satellite — 1.8%
1,250,000	DISH Network Corp., 3.375%, 08/15/26	1,151,393

	Communications Equipment — 0.8%
500,000	Lumentum Holdings Inc., Ser. QIB, 0.500%, 12/15/26(a)	527,500

	Computer Software and Services — 28.3%
500,000	Bandwidth Inc., 0.250%, 03/01/26(a)	747,600
500,000	Blackline Inc., 0.125%, 08/01/24(a)	638,867
245,000	Cloudflare Inc., 0.750%, 05/15/25(a)	296,450
140,000	Coupa Software Inc., 0.125%, 06/15/25	255,191
465,000	0.375%, 06/15/26(a)	539,289
1,000,000	CSG Systems International Inc., 4.250%, 03/15/36(a)	1,021,400
370,000	Datadog Inc., 0.125%, 06/15/25(a)	438,655
960,000	Everbridge Inc.,
	0.125%, 12/15/24(a)	1,306,898
700,000	Evolent Health Inc.,
	1.500%, 10/15/25	443,625
185,000	HubSpot Inc.,
	0.375%, 06/01/25(a)	198,413
1,250,000	i3 Verticals LLC,
	1.000%, 02/15/25(a)	1,194,167
690,000	LivePerson Inc.,
	0.750%, 03/01/24	857,049
750,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	973,886
400,000	MercadoLibre Inc.,
	2.000%, 08/15/28	916,205
205,000	Nice Systems Inc.,
	1.250%, 01/15/24	469,387
1,250,000	PAR Technology Corp.,
	2.875%, 04/15/26(a)	1,168,251
1,220,000	Pluralsight Inc.,
	0.375%, 03/01/24	1,083,159
1,000,000	PROS Holdings Inc.,
	1.000%, 05/15/24(a)	970,490
750,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	855,395

Principal Amount		Market Value
$500,000	RealPage Inc.,
	1.500%, 05/15/25	$540,111
	Splunk Inc.,
400,000	1.125%, 09/15/25	588,648
245,000	1.125%, 06/15/27(a)	262,237
365,000	Varonis Systems Inc.,
	1.250%, 08/15/25(a)	426,749
800,000	Vocera Communications Inc.,
	1.500%, 05/15/23	777,726
1,000,000	Workiva Inc.,
	1.125%, 08/15/26(a)	919,600

		17,889,448

	Consumer Products — 1.9%
365,000	Farfetch Ltd.,
	3.750%, 05/01/27(a)	496,172
365,000	National Vision Holdings Inc.,
	2.500%, 05/15/25(a)	437,293
245,000	Under Armour Inc.,
	1.500%, 06/01/24(a)	278,469

		1,211,934

	Consumer Services — 1.6%
180,000	Callaway Golf Co.,
	2.750%, 05/01/26(a)	222,575
300,000	Extra Space Storage LP,
	3.125%, 10/01/35(a)	320,694
245,000	NCL Corp. Ltd.,
	6.000%, 05/15/24(a)	327,413
155,000	Royal Caribbean Cruises Ltd.,
	4.250%, 06/15/23(a)	144,925

		1,015,607

	Diversified Industrial — 1.1%
600,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	634,025
60,000	Sea Ltd.,
	2.375%, 12/01/25(a)	83,427

		717,452

	Energy and Utilities: Integrated — 1.0%
750,000	SunPower Corp.,
	4.000%, 01/15/23	609,277

	Energy and Utilities: Services — 1.6%
1,500,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	971,004

	Financial Services — 1.9%
300,000	Chimera Investment Corp.,
	7.000%, 04/01/23	438,755
500,000	Encore Capital Europe Finance Ltd.,
	4.500%, 09/01/23	484,409
199,000	LendingTree Inc.,
	0.625%, 06/01/22	299,213

		1,222,377

	Food and Beverage — 0.6%
520,000	The Chefs’ Warehouse Inc.,
	1.875%, 12/01/24(a)	378,191

	Health Care — 16.3%
370,000	1Life Healthcare Inc.,
	3.000%, 06/15/25(a)	397,221

TETON Convertible Securities Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$255,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26(a)	$285,498
500,000	Collegium Pharmaceutical Inc.,
	2.625%, 02/15/26	450,483
350,000	CONMED Corp.,
	2.625%, 02/01/24	368,053
	DexCom Inc.,
495,000	0.750%, 12/01/23	1,229,175
185,000	0.250%, 11/15/25(a)	190,317
900,000	Exact Sciences Corp.,
	0.375%, 03/15/27	936,857
1,000,000	Insulet Corp.,
	0.375%, 09/01/26(a)	1,096,933
300,000	Intercept Pharmaceuticals Inc.,
	2.000%, 05/15/26	218,220
400,000	Invacare Corp.,
	4.500%, 06/01/22	342,000
365,000	Livongo Health Inc.,
	0.875%, 06/01/25(a)	436,056
337,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	563,709
500,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	546,852
400,000	Paratek Pharmaceuticals Inc.,
	4.750%, 05/01/24	326,693
490,000	PetIQ Inc.,
	4.000%, 06/01/26(a)	658,131
350,000	Retrophin Inc.,
	2.500%, 09/15/25	292,190
708,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	626,627
770,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26(a)	791,839
505,000	Teladoc Health Inc.,
	1.250%, 06/01/27(a)	560,480

		10,317,334

	Security Software — 4.5%
555,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24(a)	518,908
500,000	Okta Inc.,
	0.125%, 09/01/25(a)	620,579
1,000,000	Proofpoint Inc.,
	0.250%, 08/15/24(a)	984,385
675,000	Zscaler Inc.,
	0.125%, 07/01/25(a)	692,827

		2,816,699

	Semiconductors — 3.4%
500,000	Impinj Inc.,
	2.000%, 12/15/26(a)	504,063
560,000	Inphi Corp.,
	0.750%, 04/15/25(a)	674,841
900,000	Knowles Corp.,
	3.250%, 11/01/21	964,170

		2,143,074

	Telecommunications — 5.8%
1,000,000	Harmonic Inc.,
	2.000%, 09/01/24(a)	893,750
1,000,000	Infinera Corp.,
	2.500%, 03/01/27(a)	982,555

Principal Amount		Market Value
$500,000	Liberty Latin America Ltd.,
	2.000%, 07/15/24(a)	$398,437
615,000	PagerDuty Inc.,
	1.250%, 07/01/25(a)	610,387
250,000	Twilio Inc.,
	0.250%, 06/01/23	776,943

		3,662,072

	Transportation — 1.2%
500,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	483,357
590,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	292,419

		775,776

	TOTAL CONVERTIBLE CORPORATE BONDS	49,043,394

Shares
	CONVERTIBLE PREFERRED STOCKS — 3.2%
	Financial Services — 1.5%
600	Bank of America Corp., 7.250%, Ser. L	805,320
117	Wells Fargo & Co., 7.500%, Ser. L	151,749

		957,069

	Real Estate Investment Trusts — 1.7%
7,500	QTS Realty Trust Inc., 6.500%, Ser. B	1,065,675

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,022,744

	MANDATORY CONVERTIBLE SECURITIES (b) — 17.8%
	Automotive: Parts and Accessories — 1.8%
10,875	Aptiv plc, Ser. A
	5.500%, 06/15/23	1,117,733

	Diversified Industrial — 1.8%
4,000	Colfax Corp.,
	5.750%, 01/15/22	488,040
7,150	Stanley Black & Decker Inc.,
	5.250%, 11/15/22	639,782

		1,127,822

	Energy and Utilities: Integrated — 6.0%
20,200	CenterPoint Energy Inc., Ser. B
	7.000%, 09/01/21	718,312
20,000	DTE Energy Co.,
	6.250%, 11/01/22	846,400
	NextEra Energy Inc.,
14,000	4.872%, 09/01/22	679,560
9,200	5.279%, 03/01/23	390,540
	Sempra Energy,
3,535	Ser. A, 6.000%, 01/15/21	345,476
1,970	Ser. B, 6.750%, 07/15/21	193,572
15,000	The Southern Co.,
	6.750%, 08/01/22	660,900

		3,834,760

	Energy and Utilities: Services — 1.6%
11,052	American Electric Power Co. Inc.,
	6.125%, 03/15/22	535,027
5,000	Dominion Energy Inc., Ser. A
	7.250%, 06/01/22	506,700

		1,041,727

	Energy and Utilities: Water — 0.9%
9,720	Essential Utilities Inc.,
	6.000%, 04/30/22	549,569

TETON Convertible Securities Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) (Continued)
	Equipment and Supplies — 1.0%
500	Danaher Corp., Ser. A
	4.750%, 04/15/22	$623,435

	Financial Services — 1.8%
580	2020 Cash Mandatory Exchangeable Trust,
	5.250%, 06/01/23 (a)(c)	593,079
250	2020 Mandatory Exchangeable Trust,
	6.500%, 05/16/23 (a)(c)	277,450
6,000	New York Community Capital Trust V,
	6.000%, 11/01/51	268,080

		1,138,609

	Health Care — 1.1%
5,730	Avantor Inc., Ser. A
	6.250%, 05/15/22	328,902
9,795	Elanco Animal Health Inc.,
	5.000%, 02/01/23	376,520

		705,422

	Semiconductors — 1.8%
1,005	Broadcom Inc., Ser. A
	8.000%, 09/30/22	1,119,922

	TOTAL MANDATORY CONVERTIBLE SECURITIES	11,258,999

Shares		Market Value
	COMMON STOCKS — 0.0%
	Energy and Utilities: Services — 0.0%
509,000	Bristow Group Inc., Escrow† (d)	$0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.4%
$885,000	U.S. Treasury Bills,
	0.124% to 0.135%††, 09/24/20	884,718

	TOTAL INVESTMENTS — 100.0% (Cost $59,655,149)	$63,209,855

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(c)

At June 30, 2020, the Fund held investments in restricted and illiquid securities amounting to $870,529 or 1.38% of total investments. , which were valued under methods approved by the Board of Trustees as follows:

Acquistion Shares	Issuer	Acquistion Date	Acquistion Cost	06/30/20 Carrying Value Per Share
580	2020 Cash Mandatory Exchangeable Trust., 5.250%, 06/01/23	06/24/20	$593,950	$1,022.5500
250	2020 Mandatory Exchangeable Trust., 6.500%, 05/16/23	05/05/20	$252,188	$1,109.8000

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at date of purchase.

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